CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2026
Condensed Financial Information Of Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

33.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Schedule I has been provided pursuant to the requirements of Securities and Exchange Commission (“SEC”) Regulation S-X Rule 12-04(a), which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets of TryHard Holdings Limited’s (“the Parent Company”) consolidated subsidiaries as of June 30, 2026 exceeded the 25% threshold.

The condensed parent company financial statements have to be prepared in accordance with Rule 12-04, Schedule I of Regulation S-X if the restricted net assets of the subsidiaries of the Company exceeds 25% of the consolidated net assets of the Company. In this connection, the restricted net assets of the subsidiaries of the Company does not exceed 25% of the consolidated net assets of the Company and accordingly the condensed parent company only financial information of the Company is presented for the supplementary reference.

Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to accompanying consolidated financial statements.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements, except that investments in subsidiaries are included at cost less any provision for impairment in value.

As of June 30, 2026, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

During the years ended June 30, 2024, 2025 and 2026, no cash dividends were either declared nor paid by the Company.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Condensed balance sheets

	As of June 30,
	2025	2026	2026
	JPY’000	JPY’000	US$’000
Assets
Current assets
Amount due from a subsidiary	—	356,274	2,191
Other current assets, net	4,909	586	3
Total current assets	4,909	356,860	2,194

Non-current assets
Interest in subsidiary	— *	—	—
Other non-current assets	(4,909)	—	—
Total non-current assets	(4,909)	—	—
Total assets	— *	356,860	2,194

Liabilities and shareholders’ equity
Current liabilities
Other payables and accruals	6,079	—	—
Total current liabilities	6,079	—	—
Total liabilities	6,079	—	—

Shareholders’ (deficit) equity
Ordinary shares (par value of US$0.0002 per share; 2,250,000,000 ordinary shares authorized, 4,875,000 and 5,004,661 ordinary shares issued and outstanding as of June 30, 2025 and 2026, respectively)**	157	161	1
Series A Preferred Shares (par value of US$0.0002 per share; 250,000,000 Series A Preferred Shares authorized, 200,000 Series A Preferred Shares issued and outstanding as of June 30, 2025 and 2026, respectively)**	6	6	—	*
Share subscription receivable	(6)	(6)	—	*
Merger reserve	(157)	413,273	2,541
Accumulated deficit	(6,079)	(56,574)	(347)
Total shareholders’ (deficit) equity	(6,079)	356,860	2,194
Total liabilities and shareholders’ (deficit) equity	— *	356,860	2,194

*	Less than JPY1,000 or US$1,000
**	Giving retroactive effect to a share consolidation ratio of 10-to-1 on August 10, 2026 (Note 30)

Condensed statements of loss

	For the years ended June 30,
	2024		2025	2026	2026
	JPY’000		JPY’000	JPY’000	US$’000
Operating expenses
General and administrative expenses	—	*	(6,079)	(50,495)	(311)
Total operating expenses	—	*	(6,079)	(50,495)	(311)
Loss before income taxes	—	*	(6,079)	(50,495)	(311)
Income tax expense	—	*	—	—	—
Net loss	—	*	(6,079)	(50,495)	(311)

*	Less than JPY1,000 or US$1,000

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Condensed statements of cash flows

	For the years ended June 30,
	2024		2025		2026		2026
	JPY’000		JPY’000		JPY’000		US$’000
Cash flows from operating activities
Loss before income taxes	—	*	(6,079)		(50,495)		(311)
Adjustments for:
Other receivable	—	*	—		4,323		27
Other payables and accruals	—	*	6,079		19,313		119
Net cash used in operating activities	—	*	—	*	(26,859)		(165)

Net cash used in investing activities	—	*	—	*	—	*	—	*

Cash flows from financing activities
Amount due from a subsidiary	—		—		(356,274)		(2,191)
Proceeds from IPO	—		—		649,837		3,996
Proceeds from issuance of ordinary shares					(266,704)		(1,640)
Cash flows from financing activities	—	*	—	*	26,859		165
Net change in cash and cash equivalents	—	*	—	*	—	*	—	*
Cash and cash equivalents at the beginning of the year	—	*	—	*	—	*	—	*
Cash and cash equivalents at the end of the year	—	*	—	*	—	*	—	*

*	Less than JPY1,000 or US$1,000